Segment Information	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
Information was reported to the Company’s chief operating decision maker for the purposes of resource allocation and assessment of performance as a single operating segment involving sales of hardware and battery swapping service. As such, the Company had identified one reportable segment.
a.Geographical areas
Information about the Company’s non-current assets excluding financial instruments by geographical location as of December 31, 2023 and 2022 was detailed below:

	As of December 31,
	2023	2022
Taiwan	$520,995	$468,137
India	27,571	2,197
Others	13,275	—
	$561,841	$470,334
The Company’s revenue from external customers by geographical location for the years ended December 31, 2023, 2022 and 2021 was detailed below:

	For the Year Ended December 31
	2023	2022	2021
Taiwan	$328,527	$360,618	$354,231
Others	21,319	22,208	11,778
	$349,846	$382,826	$366,009
b.Major customers
No single customers contributed 10 percent or more to the Company’s revenue for the years ended December 31, 2023, 2022 and 2021.